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RVX Emerging Markets Equity Fund
FUND SUMMARY - RVX Emerging Markets Equity Fund
Investment Objective.
The RVX Emerging Markets Equity Fund (the “Fund”) seeks long-term capital appreciation through investments in equity securities of emerging market companies.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 84 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RVX Emerging Markets Equity Fund	Investor Class	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none
Redemption Fee on Shares	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RVX Emerging Markets Equity Fund		Investor Class	Institutional Shares
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	2.80%	2.80%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		3.98%	3.73%
Fee Waivers and Expense Reimbursements	[2]	(2.45%)	(2.45%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[2]	1.53%	1.28%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Crow Point Partners, LLC (“Crow Point” or the “Adviser”) and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.25% of the average daily net assets of each share class of the Fund through January 31, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until March 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - RVX Emerging Markets Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	156	988	1,837	4,037
Institutional Shares	130	914	1,718	3,818

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended September 30, 2019, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategy of the Fund.

The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of equity securities of companies that are tied economically to emerging markets (including frontier market countries) with up to 20% of the Fund’s net assets in frontier markets. The Fund will notify its shareholders at least 60 days before changing this policy. The Fund may also invest up to 20% of its net assets in developed market stocks. In seeking to achieve its investment objective, the Fund will allocate up to 100% of its portfolio in equity securities and other securities with equity characteristics, including but not limited to common stocks, preferred stocks, warrants (including participatory notes structured as warrants), rights (which are issued by a company to allow holders to subscribe for additional securities issued by that company), real estate investment trusts (REITs), convertible securities, depositary receipts, and derivatives (such as total return swaps, participatory notes, and currency hedges).. The Fund may also invest in equity securities indirectly through the purchase of closed end investment companies and exchange-traded funds (together, the “Underlying Funds”) that invest primarily in equity securities.

The Fund will generally invest in equity securities of those companies tied to emerging and frontier markets (i) that are listed on an exchange in an emerging market or frontier market country, (ii) that are legally domiciled in an emerging market or frontier market country; (iii) that have at least 50% of their assets in an emerging market or frontier market country; (iv) or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in an emerging market or frontier market country. The Sub-Adviser believes that emerging and frontier markets countries offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance.

The Sub-Adviser uses a process of quantitative screening followed by “bottom-up” fundamental analysis with the goal of owning the highest quality, undervalued companies that are tied economically to emerging and frontier market countries. When choosing equity investments for the Fund, the Sub-Adviser applies a fundamental research driven, relative value-oriented, long-term approach, focusing on the market price of a company’s securities relative to their evaluation of the company’s long-term earnings, asset value and cash flow potential. As part of its due diligence, the Sub-Adviser may conduct on-site visits and meet with senior management of target companies. The country’s macroeconomic outlook and qualitative factors such as competitive positioning and management strength are also considered.

The Fund will not be required to sell a security because the market to which it is economically tied is no longer considered to be an emerging market or frontier market country. It may invest in the equity securities of companies of any size. The Fund may invest in initial public offerings (IPOs). The Fund may also, when market signals warrant, go defensive, investing all or a substantial portion of Fund assets in cash and/or cash equivalents.

An “Emerging market” is any country that is not considered developed, and includes any country that is outside the Morgan Stanley Capital International (MSCI) EAFE Index or similarly developed market indices. It also includes countries included in the MSCI Emerging Markets Index, the FTSE Emerging Markets Index, the S&P Emerging Broad Market Index (BMI), or similar market indices. “Emerging market” countries are generally considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the European Bank for Reconstruction and Development. In general, emerging and frontier markets tend to have relatively low gross national product per capita compared to the larger traditionally-recognized developed markets and the world’s major developed economies.

“Frontier markets” are a subset of those considered emerging markets that are the least advanced. This includes any country that is outside of the MSCI All Country World Index and, also may include any country that is currently included in the Russell Frontier Index, the S&P Frontier Broad Market Index (BMI), the MSCI Frontier Markets Index, or similar market indices.

“Developed markets” include countries that have highly developed economies with advanced capital market structures. These countries must be high income countries, with formal stock market regulatory authorities, open to foreign investment, and provide for safe and easy movement of capital. Developed markets will include those countries that are classified as “developed” by MSCI, FTSE and S&P.

Principal Risks of Investing in the Fund.

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

●	Closed End Fund Risk. The Fund invests in closed end investment companies or funds. The shares of many closed end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed end funds, as well as to the fact that the shares of closed end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed end fund shares also may contribute to such shares trading at a discount to their net asset value. The Fund may invest in shares of closed end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Closed end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed end fund’s common shares in an attempt to enhance the current return to such closed end fund’s common shareholders. The Fund’s investment in the common shares of closed end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

●	Currency Risk. Foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies may fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

●	Cybersecurity Risk. The Fund is at risk of unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyberattacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

●	Derivatives Risk. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders.

●	Emerging Markets and Frontier Markets Risk. The Fund’s investments in emerging market countries and frontier market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity.

●	Equity-Linked Notes Risk (“ELNs”). ELNs are generally subject to the same risks as the foreign equity securities or the basket of foreign securities to which they are linked. If the linked securities decline in value, the ELN may return a lower amount at maturity. ELNs involve further risks associated with purchases and sales of notes, including the exchange rate fluctuations and a decline in the credit quality of the note’s issuer. ELNs are frequently secured by collateral. If an issuer defaults, an underlying fund would look to any underlying collateral to recover its losses. Ratings of issuers of ELNs refer only to the issuers’ creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

●	Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings. Some countries have, and may continue to adopt, internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss. Currency risks may be greater in emerging and frontier market countries than in developed market countries. Some emerging and frontier market currencies are controlled. Additionally, there is limited liquidity in the foreign exchange markets for certain emerging and frontier market currencies.

●	Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers. As part of the Fund’s foreign investments, it may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, EDRs and GDRs. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

●	Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Sub-Adviser cannot guarantee continued access to IPOs.

●	Legal and Regulatory Risks. The laws and regulations affecting an investment in securities in an emerging or frontier market are often not as well developed and/or established as the laws and regulations of developed countries, may not have been drafted to cover specifically an investment via a fund vehicle, may be drafted in a less concise or otherwise ambiguous manner which could lead to differences in interpretation and, in some countries, may remain untested. Consequently, there may be a lower level of regulatory monitoring of the relevant securities markets than is the case for securities markets in developed countries. Additionally, in the event of a securities related dispute involving a foreign party, the laws and regulations of these countries would generally apply (unless an applicable international treaty provides otherwise), the court systems of these countries may not be as transparent and effective as court systems in more developed countries, there can be no assurance of obtaining effective enforcement of rights through legal proceedings and the judgments of foreign courts may not be recognized.

●	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell at an advantageous time or price, possibly preventing the Fund from selling such securities quickly at the price it has valued the holding, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk. The risk that investment strategies employed by the Fund’s Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

●	Market Risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fund to decline. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

●	Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

●	Mid-Cap Risk. The risk that the value of securities issued by mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

●	Participation Notes Risk. Participation notes are designed to replicate the performance of the securities of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. There can be no assurance that the trading price of participation notes will equal the underlying value of the securities of the foreign companies or foreign securities markets that they seek to replicate. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that the participation notes seek to replicate. Participation notes are subject to counterparty risk, which is the risk that the issuer of the participation note (a bank or a broker-dealer) will not fulfill its contractual obligation to complete the transaction with the Fund. Moreover, the Fund has no rights under a participation note against the issuer of the underlying security.

●	Political Risk. The risks associated with the general political and social environment of a country. These factors may include among other things government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

●	Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend of a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

●	REIT Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

●	Rights and Warrants Risk. Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.

●	Small and Micro-Cap Risk. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

●	Structured Securities Risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund.

●	Swap Risk. Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

●	Trading Volumes and Volatility. The securities markets in emerging and frontier market countries are often smaller, with lower trading volumes and shorter trading hours than securities markets in developed countries. The market capitalizations of the companies that are listed on emerging and frontier markets’ securities exchanges are often smaller than those on the primary securities markets of more developed countries. As a consequence, such securities are often materially less liquid, substantially more volatile and subject to significantly greater bid/offer spreads than securities listed on the securities markets in developed countries.

●	Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

●	Value Stock Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

PERFORMANCE BAR CHART FOR INSTITUTIONAL CLASS (calendar year returns as of December 31)

The year-to-date return for the Fund’s Institutional Class shares as of the most recent quarter ended December 31, 2019 was 17.79%.

During the periods shown in the bar chart, the best performance for a quarter was 12.53% (for the quarter ended 3/31/2019). The worst performance for a quarter was (3.25)% (for the quarter ended 9/30/2019).

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2019)
Average Annual Total Returns - RVX Emerging Markets Equity Fund	1 Year	Since Inception	Inception Date
Institutional Shares	17.79%	(3.00%)	May 01, 2018
Institutional Shares | Return After Taxes on Distributions	17.42%	(3.43%)	May 01, 2018
Institutional Shares | After Taxes on Distributions and Sales of Fund Shares	11.20%	(2.60%)	May 01, 2018
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	14.79%	May 01, 2018
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.63%	0.52%	May 01, 2018

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2019 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Investor Class shares and after-tax returns for other Classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.